UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic US Mortgage Securities Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--106.7%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	13,585	13,603
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	52,571	52,916
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. A3A	5.00	4/15/11	26,770	26,861
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	432,607	436,673
Carmax Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.24	7/15/11	11,918	11,940
Daimler Chrysler Auto Trust,
Ser. 2008-B, Cl. A2B	1.16	7/8/11	55,680 a	55,718
Honda Auto Receivables Owner
Trust, Ser. 2009-3, Cl. A1	0.75	7/15/10	31,390	31,396
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	34,959	35,037
Honda Auto Receivables Owner
Trust, Ser. 2007-2, Cl. A3	5.46	5/23/11	25,785	25,937
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	56,894	57,197
				747,278
Asset-Backed Ctfs./Home Equity Loans--.4%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	31,232 a	31,063
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	125,000	19,026
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	276,431	245,500

JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	10/25/36	312,300 a	71,873
				367,462
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.71	3/6/20	325,000 a,b	277,828
Residential Mortgage Pass-Through Ctfs.--1.1%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	6.00	11/25/32	334,266 a	251,298
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	666,500	231,426
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	208,034 a	158,146
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	4.61	7/25/35	294,156 a	252,004
				892,874
U.S. Government Agencies/Mortgage-Backed--94.1%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/10			395,375 c	397,064
4.50%, 12/1/24 - 6/1/39			1,310,819 c	1,336,392
5.00%, 9/1/35 - 12/1/35			649,487 c	672,576
5.50%, 3/1/38 - 10/1/38			2,449,073 c	2,589,410
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			7,597 c,d	454
Federal National Mortgage Association:
4.50%			5,310,000 c,e	5,323,275
5.00%			1,200,000 c,e	1,237,149
6.50%			1,045,000 c,e	1,132,682
4.00%, 1/1/25			593,319	603,070
4.50%, 3/1/39			725,945 c	728,718
5.00%, 1/1/18 - 11/1/39			2,246,213 c	2,327,201
5.50%, 11/1/38 - 9/1/39			3,183,005 c	3,358,723
6.00%, 4/1/35			444,065 c	475,295
Government National Mortgage Association I:
4.50%			1,610,000 e	1,629,370

5.00%	3,930,000 e	4,085,357
6.50%	655,000 e	705,404
4.50%, 5/15/39 - 1/15/40	6,320,988	6,410,803
5.00%, 5/15/33 - 9/15/39	6,325,426	6,614,132
5.50%, 6/15/20 - 9/15/39	11,705,815	12,445,828
6.00%, 10/15/19 - 9/15/39	4,902,246	5,259,396
6.50%, 10/15/10 - 2/15/39	272,044	293,488
7.00%, 1/15/24 - 2/15/24	24,006	26,874
7.50%, 12/15/23	6,008	6,781
8.00%, 1/15/22 - 12/15/22	116,218	133,542
8.50%, 1/15/20 - 3/15/22	21,896	25,164
9.00%, 11/15/19 - 11/15/22	6,361	7,282
9.50%, 9/15/19 - 10/15/20	2,983	3,442
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	707,544	713,636
Government National Mortgage Association II:
4.50%	2,305,000 e	2,326,254
5.00%	5,435,000 e	5,637,117
5.50%	420,000 e	443,956
4.50%, 4/20/39 - 12/20/39	497,562	503,214
5.00%, 9/20/33 - 6/20/35	1,856,615	1,937,568
5.50%, 1/20/34 - 9/20/35	2,989,332	3,178,080
6.00%, 6/20/35 - 2/20/39	5,456,191	5,870,888
6.50%, 6/20/31 - 7/20/31	213,473	235,480
7.00%, 12/20/27 - 8/20/31	380,473	427,556
9.00%, 1/20/20 - 7/20/25	15,903	18,358
9.50%, 9/20/21 - 12/20/21	7,395	8,497
		79,129,476
U.S. Treasury Notes--9.9%
2.75%, 11/30/16	2,210,000	2,149,744
3.25%, 5/31/16	3,655,000	3,702,117
3.50%, 5/31/13	380,000 f	401,672
3.50%, 2/15/18	815,000	817,738
4.50%, 2/28/11	1,190,000	1,234,579
		8,305,850
Total Bonds and Notes
(cost $88,941,268)		89,720,768

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)
Call Options
10-Year USD LIBOR-BBA,
February 2011 @ 3.63	2,150,000 g	23,733
U.S. Treasury 10 Year Notes,
May 2010 @ 118.00	4,600,000 g	16,531
Total Options
(cost $65,458)		40,264
	Principal
Short-Term Investments--21.8%	Amount ($)	Value ($)
U.S. Government Agencies--20.9%
Federal Home Loan Bank,
0.11%, 4/20/10	8,000,000	7,999,792
Federal Home Loan Bank,
0.12%, 4/12/10	7,800,000	7,799,883
Federal Home Loan Bank,
0.15%, 5/12/10	225,000	224,982
Federal Home Loan Mortgage
Corporation, 0.13%, 4/13/10	500,000	499,991
Federal Home Loan Mortgage
Corporation, 0.11%, 4/12/10	1,000,000	999,985
		17,524,633
U.S. Treasury Bills--.9%
0.05%, 4/22/10	781,000 h	780,936
Total Short-Term Investments
(cost $18,305,131)		18,305,569

Other Investment--2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,353,000)	2,353,000 [i]	2,353,000
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $413,725)	413,725 [i]	413,725

Total Investments (cost $110,078,582)	131.8%	110,833,326
Liabilities, Less Cash and Receivables	(31.8%)	(26,727,348)
Net Assets	100.0%	84,105,978

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $277,828 or 0.3% of net assets.

c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

d	Notional face amount shown.
e	Purchased on a forward commitment basis.
f	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $401,672 and the total market value of the collateral held by the fund is $413,725.
g	Non-income producing security.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $110,078,582. Net unrealized appreciation on investments was $875,131 of which $2,101,891 related to appreciated investment securities and $1,226,760 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

	Market Value		Unrealized
	Covered by		Appreciation
Contracts	Contracts ($)	Expiration	at 3/31/2010 ($)

Financial Futures Long

U.S. Treasury 10 Year Notes	8 930,000	June 2010	3,938

STATEMENT OF OPTIONS WRITTEN
March 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,305,000	a	(59,021)
10-Year USD LIBOR-BBA,
December 2012 @ 4.60	1,400,000	a	(55,250)
U.S. Treasury 10 Year Notes,
May 2010 @ 118.00	9,200,000	a	(15,813)
Put Options:
2-Year USD LIBOR-BBA,
April 2010 @ 2.25	8,601,000	a	-
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	2,150,000	a	(15,603)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,305,000	a	(78,986)
10-Year USD LIBOR-BBA,
December 2012 @ 4.60	1,400,000	a	(94,590)
(Premiums received $439,650)			(319,263)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	9,086,786	-	9,086,786
Asset-Backed	-	1,114,740	-	1,114,740
U.S. Government Agencies/Mortgage-Backed	-	96,654,109	-	96,654,109
Residential Mortgage-Backed	-	892,874	-	892,874
Commercial Mortgage-Backed	-	277,828	-	277,828
Mutual Funds	2,766,725	-	-	2,766,725
Other Financial Instruments:+
Futures	3,938	-	-	3,938
Options	16,531	23,733	-	40,264
Liabilities ($)
Other Financial Instruments:+
Options	(15,813)	(303,450)	-	(319,263)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BAIC U.S. Mortgage Securities Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

                              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)